Intangible Assets Including Goodwill - Summary of carrying amounts of goodwill allocated to each operating segment (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of goodwill allocated to each operating segment [line items]
Carrying amounts of goodwill allocated to each operating segment	¥ 182,334	¥ 188,183
Public Infrastructure [member]
Disclosure of goodwill allocated to each operating segment [line items]
Carrying amounts of goodwill allocated to each operating segment	6,150	6,171
Enterprise [member]
Disclosure of goodwill allocated to each operating segment [line items]
Carrying amounts of goodwill allocated to each operating segment	3,493	3,516
Network Service [member]
Disclosure of goodwill allocated to each operating segment [line items]
Carrying amounts of goodwill allocated to each operating segment	551	551
System Platform [member]
Disclosure of goodwill allocated to each operating segment [line items]
Carrying amounts of goodwill allocated to each operating segment	2,720	2,720
Global [member]
Disclosure of goodwill allocated to each operating segment [line items]
Carrying amounts of goodwill allocated to each operating segment	137,921	147,426
Other [member]
Disclosure of goodwill allocated to each operating segment [line items]
Carrying amounts of goodwill allocated to each operating segment	¥ 31,499	¥ 27,799